Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,223,039.27

Principal:
Principal Collections	$13,831,251.31
Prepayments in Full	$9,961,541.77
Liquidation Proceeds	$183,364.37
Recoveries	$74,495.39
Sub Total	$24,050,652.84
Collections:	$25,273,692.11

Purchase Amounts:
Purchase Amounts Related to Principal	$43,167.44
Purchase Amounts Related to Interest	$135.51
Sub Total	$43,302.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,316,995.06

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,316,995.06
Servicing Fee	$427,439.85	$427,439.85	$0.00	$0.00	$24,889,555.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,889,555.21
Interest - Class A-2 Notes	$24,678.30	$24,678.30	$0.00	$0.00	$24,864,876.91
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$24,592,310.24
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$24,512,772.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,512,772.74
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$24,469,603.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,469,603.16
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$24,420,626.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,420,626.83
Regular Principal Payment	$22,338,127.17	$22,338,127.17	$0.00	$0.00	$2,082,499.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,082,499.66
Residual Released to Depositor	$0.00	$2,082,499.66	$0.00	$0.00	$0.00
Total		$25,316,995.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,338,127.17
Total					$22,338,127.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$22,338,127.17	$81.38	$24,678.30	$0.09	$22,362,805.47	$81.47
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$22,338,127.17	$26.54	$468,928.38	$0.56	$22,807,055.55	$27.10

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$28,751,411.95	0.1047410	$6,413,284.78	0.0233635
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$456,061,411.95	0.5417629	$433,723,284.78	0.5152271

Pool Information
Weighted Average APR	2.877%	2.871%
Weighted Average Remaining Term	43.37	42.54
Number of Receivables Outstanding	23,226	22,498
Pool Balance	$512,927,824.57	$488,811,839.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$472,897,821.33	$450,559,694.16
Pool Factor	0.5610712	0.5346917

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$38,252,145.13
Targeted Overcollateralization Amount	$55,088,554.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,088,554.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	15

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	53	$96,660.39
(Recoveries)	17	$74,495.39
Net Loss for Current Collection Period		$22,165.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0519%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3316%
Second Prior Collection Period			0.2237%
Prior Collection Period			0.0987%
Current Collection Period			0.0531%
Four Month Average (Current and Prior Three Collection Periods)			0.1768%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		918	$1,930,315.99
(Cumulative Recoveries)			$271,050.83
Cumulative Net Loss for All Collection Periods			$1,659,265.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1815%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,102.74
Average Net Loss for Receivables that have experienced a Realized Loss			$1,807.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	129	$3,135,631.38
61-90 Days Delinquent	0.07%	12	$332,896.39
91-120 Days Delinquent	0.02%	2	$113,911.30
Over 120 Days Delinquent	0.02%	1	$75,478.52
Total Delinquent Receivables	0.75%	144	$3,657,917.59
Repossession Inventory:
Repossessed in the Current Collection Period		5	$119,750.49
Total Repossessed Inventory		10	$243,535.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0459%
Prior Collection Period		0.0775%
Current Collection Period		0.0667%
Three Month Average		0.0633%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1068%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	15

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	45	$1,273,843.11
2 Months Extended	78	$2,305,238.50
3+ Months Extended	4	$87,086.63

Total Receivables Extended	127	$3,666,168.24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer